Revenue - Management Fee Revenue (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Amounts due from related parties	$ 5,207	$ 9,425
Amounts due to related parties	4,719	5,417
Golar LNG Partners | Management and administrative services revenue
Related Party Transaction [Line Items]
Amounts due from related parties	3,100	3,100
Amounts due to related parties	$ 3,700	$ 4,300